Stock-Based Compensation - Schedule of Common Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	624,406
Number of Shares, Granted	3,123,026
Number of Shares, Exercised	(4,152)	0	0
Number of Shares, Forfeited	(233,451)
Number of Shares, Ending Balance	3,509,829	624,406
Number of Shares, Options vested and expected to vest as of December 31, 2018	3,509,829
Number of Shares, Options exercisable as of December 31, 2018	573,669
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 4.84
Weighted-Average Exercise Price, Granted	9.40
Weighted-Average Exercise Price, Exercised	7.71
Weighted-Average Exercise Price, Forfeited	8.29
Weighted-Average Exercise Price, Outstanding, Ending balance	8.67	$ 4.84
Weighted-Average Exercise Price, Options vested and expected to vest as of December 31, 2018	8.67
Weighted-Average Exercise Price, Options exercisable as of December 31, 2018	$ 7.51
Weighted Average Remaining Contractual Term	9 years 2 months 12 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term, Options vested and expected to vest as of December 31, 2018	9 years 2 months 12 days
Weighted Average Remaining Contractual Term, Options exercisable as of December 31, 2018	9 years 1 month 6 days
Aggregate Intrinsic Value, Beginning Balance	$ 1,791
Aggregate Intrinsic Value, Ending Balance	526	$ 1,791
Aggregate Intrinsic Value, Options vested and expected to vest as of December 31, 2018	526
Aggregate Intrinsic Value, Options exercisable as of December 31, 2018	$ 179